ADVISORSHARES TRUST

AdvisorShares STAR Global Buy-Write ETF

NYSE Arca Ticker: VEGA

Supplement dated July 1, 2015

to the Summary Prospectus, Prospectus,

and Statement of Additional Information dated November 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information for the AdvisorShares STAR Global Buy-Write ETF (the “Fund”) and should be read in conjunction with those documents.

Effective immediately, Scott Dooley and Chris Romano no longer serve as co-portfolio managers of the Fund. All references to Messrs. Dooley and Romano in the Summary Prospectus, Prospectus, and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.